RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
RELATED - PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT

NOTE 9: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH Industrial North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH Industrial North America. For selected operating leases, CNH Industrial North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH Industrial North America and other affiliates compensate the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH Industrial North America and other affiliates for various purposes.

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income for the three and six months ended June 30, 2015 and 2014 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Subsidy received from CNH Industrial North America:
Retail	$48,603	$57,324	$99,489	$116,826
Wholesale	37,151	42,987	74,812	80,812
Operating lease	15,740	11,438	31,347	21,461

Total interest and other income from affiliates	$101,494	$111,749	$205,648	$219,099

        Fees charged by affiliates represent payroll and other human resource services CNH Industrial America performs on behalf of the Company.

        As of June 30, 2015 and December 31, 2014, the Company had various accounts and notes receivable and debt with the following affiliates:

	June 30, 2015	December 31, 2014
Affiliated receivables from:
CNH Industrial America	$26,706	$39,677
CNH Industrial Canada Ltd.	10,705	6,763
Other affiliates	12,291	12,291

Total affiliated receivables	$49,702	$58,731

Affiliated debt owed to:
CNH Industrial America	$—	$713,230
CNH Industrial Canada Ltd.	—	149,215

Total affiliated debt	$—	$862,445

        Included in "Other Assets" in the accompanying balance sheets were tax receivables due from related parties of $28,415 and $62,515, respectively, as of June 30, 2015 and December 31, 2014. Accounts payable and other accrued liabilities of $27,407 and $5,282, respectively, as of June 30, 2015 and December 31, 2014, were payable to related parties. Interest expense to affiliates was $6,456 and $7,895, respectively, for the three months ended June 30, 2015 and 2014 and $17,313 and $9,423, respectively, for the six months ended June 30, 2015 and 2014.

        In order to utilize the marketing channels for used equipment that exist in CNH Industrial Capital, $19,541 of inventory was transferred from CNH Industrial America at cost at December 31, 2014, of which $13,889 was included in "Equipment held for sale" in the accompanying consolidated balance sheets as of June 30, 2015.

        On March 31, 2015, CNH Industrial Capital Canada redeemed all of its outstanding shares of preferred stock for C$76,618 ($60,416). These shares earned dividends of 12-month LIBOR plus 1.2% per annum. Dividends were accrued and recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. A dividend of C$668 ($551) was paid by CNH Industrial Capital Canada to CNH Industrial Canada Ltd. in March 2015, which represented all accrued and unpaid dividends on the preferred stock through the redemption date.

NOTE 12: RELATED-PARTY TRANSACTIONS

        The Company receives compensation from CNH Industrial North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH Industrial North America. For selected operating leases, CNH Industrial North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH Industrial North America and other affiliates compensate the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH Industrial North America and other affiliates for various purposes.

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2014, 2013, and 2012 is as follows:

	2014	2013	2012
Retail subsidy from CNH Industrial North America	$228,023	$219,171	$209,952
Wholesale subsidy:
CNH Industrial North America	161,308	158,313	148,997
Other affiliates	—	1,584	2,784
Operating lease subsidy from CNH Industrial North America	48,035	35,889	30,376
Lending funds:
CNH Industrial North America	—	—	352
Other affiliates	69	—	2

Total interest and other income from affiliates	$437,435	$414,957	$392,463

        Fees charged by affiliates represent payroll and other human resource services CNH Industrial America performs on behalf of the Company.

        As of December 31, 2014 and 2013, the Company had various accounts and notes receivable and debt with the following affiliates:

	2014			2013
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH Industrial America	0%	—	$39,677	0%	—	$80,786
CNH Industrial Canada Ltd.	0%	—	6,763	0%	—	17,071
Other affiliates	0%	—	12,291	0%	—	12,291

Total affiliated receivables			$58,731			$110,148

Affiliated debt owed to:
CNH Industrial America	3.92%	2014	$713,230	3.92%	2014	$274,525
CNH Industrial Canada Ltd.	5.05%	2014	149,215	4.97%	2014	76,479

Total affiliated debt			$862,445			$351,004

        Included in "Other Assets" in the accompanying balance sheets were tax receivables due from related parties of $62,515 and $6,044, respectively, as of December 31, 2014 and 2013. Accounts payable and other accrued liabilities of $5,282 and $3,716, respectively, as of December 31, 2014 and 2013, were payable to related parties. In October 2014, $68,707 of cash was received for tax receivables purchased from CNH Industrial North America and classified as other assets at September 30, 2014. Interest expense to affiliates was $30,477, $24,105 and $34,512, respectively, for the years ended December 31, 2014, 2013 and 2012.

        In order to utilize the marketing channels for used equipment that exist in CNH Industrial Capital, $19,541 of inventory was transferred from CNH Industrial America at cost at December 31, 2014 and was included in "Equipment held for sale" in the accompanying consolidated balance sheets.

        CNH Industrial Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Industrial Capital Canada, one of the Company's subsidiaries. This is recorded as "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of 12-month LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. Accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. A dividend of C$25,684 ($23,803) was paid by CNH Industrial Capital Canada to CNH Industrial Canada Ltd. in December 2014, which represented dividends accrued through September 2014.